RESTRUCTURING AND OTHER RELATED COSTS (Details) $ in Millions	12 Months Ended
	Oct. 31, 2024 USD ($) numberOfCustomers	Oct. 31, 2023 USD ($) numberOfCustomers
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 36	$ 0
Restructuring Charges	76	46
Non-cash settlement	(8)	(9)
Payments for Restructuring	(91)	(1)
Restructuring Reserve, Ending Balance	13	36
Restructuring and Related Cost, Cost Incurred to Date	122
FY23 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	36	0
Restructuring Charges	4	46
Non-cash settlement	(1)	(9)
Payments for Restructuring	(37)	(1)
Restructuring Reserve, Ending Balance	2	$ 36
Restructuring and Related Cost, Cost Incurred to Date	50
Restructuring and Related Cost, Positions Eliminated [Abstract]
Restructuring and Related Cost, Number of Positions Eliminated | numberOfCustomers		400
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent		2.00%
FY24 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 72
Restructuring and Related Cost, Positions Eliminated [Abstract]
Restructuring and Related Cost, Number of Positions Eliminated | numberOfCustomers	500
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent	3.00%
Cost of Product and Services
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 13	$ 11
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of revenue	Cost of revenue
Research and Development
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 21	$ 6
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Research and Development Expense	Research and Development Expense
Selling, General and Administrative
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 42	$ 29
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, general and administrative	Selling, general and administrative
Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 31	$ 0
Restructuring Charges	75	33
Non-cash settlement	(7)	(1)
Payments for Restructuring	(86)	(1)
Restructuring Reserve, Ending Balance	13	31
Employee Severance | FY23 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	31	0
Restructuring Charges	3	33
Non-cash settlement	0	(1)
Payments for Restructuring	(32)	(1)
Restructuring Reserve, Ending Balance	2	31
Employee Severance | FY24 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	0
Restructuring Charges	72
Non-cash settlement	(7)
Payments for Restructuring	(54)
Restructuring Reserve, Ending Balance	11	0
Facility Closing
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	5	0
Restructuring Charges	1	13
Non-cash settlement	(1)	(8)
Payments for Restructuring	(5)	0
Restructuring Reserve, Ending Balance	0	5
Facility Closing | FY23 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	5	0
Restructuring Charges	1	13
Non-cash settlement	(1)	(8)
Payments for Restructuring	(5)	0
Restructuring Reserve, Ending Balance	$ 0	$ 5